[Wells Fargo Advantage Funds Letterhead]

April 1, 2011

VIA EDGAR

Ms. Linda Stirling
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Wells Fargo Funds Trust

SEC File Nos. 333‑74295; 811‑09253

Dear Ms. Stirling:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940  (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and Regulation S-T, the Trust’s Post-Effective Amendment No. 194 to its Registration Statement under the 1933 Act and Amendment No. 195 to its Registration Statement under the 1940 Act on Form N-1A for the Wells Fargo Advantage Dow Jones Target Date Funds.

This Amendment is being filed to add the following new series to the Registration Statement — Wells Fargo Advantage Dow Jones Target 2055 Fund.

If you have any questions or require additional information to assist you in your review of this filing, please contact the undersigned at 415-947-4805.

Sincerely,

/s/ Lawrence S. Hing

Lawrence S. Hing
Senior Counsel